GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.4%
Australia – 7.7%
18,231 ANZ Group Holdings Ltd.
(Banks) $ 333,793
10,173 Aristocrat Leisure Ltd.
(Consumer Services) 411,428
58,738 BHP Group Ltd. (Materials) 1,425,169
12,283 Commonwealth Bank of
Australia (Banks) 1,168,038
23,960 Computershare Ltd.
(Commercial & Professional
Services) 590,591
99,263 Glencore PLC (Materials)* 363,316
14,447 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 259,275
2,356 Macquarie Group Ltd.
(Financial Services) 293,196
51,845 National Australia Bank Ltd.
(Banks) 1,115,118
43,323 Northern Star Resources Ltd.
(Materials) 500,172
1,639 Pro Medicus Ltd. (Health Care
Equipment & Services) 207,457
125,614 Qantas Airways Ltd.
(Transportation) 716,143
656 REA Group Ltd. (Media &
Entertainment) 91,016
359 Rio Tinto PLC ADR (Materials) 21,569
48,514 Suncorp Group Ltd. (Insurance) 587,586
13,498 Telstra Group Ltd.
(Telecommunication Services) 35,659
7,312 Westpac Banking Corp. (Banks) 145,710
8,265,236
Austria – 0.3%
3,134 BAWAG Group AG (Banks)*
(a)
323,316
3,909 Telekom Austria AG
(Telecommunication Services) 36,520
359,836
Belgium – 0.5%
5,068 Anheuser-Busch InBev SA/NV
(Food, Beverage & Tobacco) 311,588
2,027 KBC Ancora (Banks) 123,341
794 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 139,795
574,724
China – 0.9%
14,251 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 662,090
142,900 Yangzijiang Shipbuilding
Holdings Ltd. (Capital Goods) 250,793
912,883
Denmark – 2.3%
2,008 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 391,200
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
25,104 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 1,716,570
1,340 Pandora A/S (Consumer
Durables & Apparel) 205,370
2,191 Scandinavian Tobacco Group
A/S (Food, Beverage &
Tobacco)
(a)
31,946
254 Sydbank AS (Banks) 15,934
5,980 Vestas Wind Systems A/S
(Capital Goods)* 82,730
2,443,750
Finland – 1.9%
972 Elisa OYJ (Telecommunication
Services) 47,380
615 Konecranes OYJ (Capital
Goods) 39,359
125,817 Nokia OYJ (Technology
Hardware & Equipment) 662,653
77,412 Nordea Bank Abp (Banks) 990,134
16,134 Wartsila OYJ Abp (Capital
Goods) 287,886
2,027,412
France – 9.7%
8,035 Air Liquide SA (Materials) 1,526,210
30,726 AXA SA (Insurance) 1,312,792
3,683 Bouygues SA (Capital Goods) 145,185
1,271 Capgemini SE (Software &
Services) 190,978
7,243 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) 254,567
3,746 Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 209,689
7,463 Danone SA (Food, Beverage &
Tobacco) 570,810
1,961 Dassault Aviation SA (Capital
Goods) 646,593
9,728 Dassault Systemes (Software &
Services) 370,372
442 Eiffage SA (Capital Goods) 51,462
42,645 Engie SA (Utilities) 830,973
122 Hermes International SCA
(Consumer Durables & Apparel) 320,997
9,225 Legrand SA (Capital Goods) 976,961
788 Publicis Groupe SA (Media &
Entertainment) 74,347
3,056 Quadient SA (Technology
Hardware & Equipment) 51,630
5,931 Safran SA (Capital Goods) 1,561,534
346 Sartorius Stedim Biotech
(Pharmaceuticals,
Biotechnology & Life Sciences) 68,548
1,122 SCOR SE (Insurance) 32,403
3,098 Thales SA (Capital Goods) 823,515
9,785 Valeo SE (Automobiles &
Components) 91,866

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
8,455 Veolia Environnement SA
(Utilities) $ 290,783
10,402,215
Georgia – 0.1%
1,088 TBC Bank Group PLC (Banks) 58,044
Germany – 12.0%
1,336 Allianz SE (Insurance) 511,300
7,281 Continental AG (Automobiles &
Components) 513,455
6,432 Deutsche Bank AG (Financial
Services) 153,321
1,458 Deutsche Boerse AG (Financial
Services) 430,197
24,673 Deutsche Post AG
(Transportation) 1,059,293
71,933 E.ON SE (Utilities) 1,085,811
13,639 Fresenius Medical Care AG
(Health Care Equipment &
Services) 678,677
23,934 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services)* 1,021,830
9,023 FUCHS SE (Materials) 328,863
1,322 GEA Group AG (Capital
Goods) 80,363
2,778 Hannover Rueck SE (Insurance) 828,005
7,881 Henkel AG & Co. KGaA
(Household & Personal
Products) 567,794
8,189 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 272,980
5,652 Knorr-Bremse AG (Capital
Goods) 514,360
9,028 Mercedes-Benz Group AG
(Automobiles & Components) 533,300
679 MTU Aero Engines AG (Capital
Goods) 235,934
789 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 498,428
1,021 Nemetschek SE (Software &
Services) 119,024
183 Rheinmetall AG (Capital
Goods) 261,859
8,086 SAP SE (Software & Services) 2,166,642
3,849 Scout24 SE (Media &
Entertainment)
(a)
403,077
278 Siemens AG (Capital Goods) 64,203
5,487 Siemens Energy AG (Capital
Goods)* 325,280
2,064 Siemens Healthineers AG
(Health Care Equipment &
Services)
(a)
111,354
560 Symrise AG (Materials) 58,057
12,823,407
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – 2.5%
102,000 AIA Group Ltd. (Insurance) $ 772,127
30,800 Dah Sing Financial Holdings
Ltd. (Banks) 115,321
11,300 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 502,672
22,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 214,372
12,500 Swire Pacific Ltd., Class A
(Capital Goods) 110,198
225,000 Swire Pacific Ltd., Class B
(Capital Goods) 312,565
46,200 Swire Properties Ltd. (Real
Estate Management &
Development) 101,323
530,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
486,648
2,615,226
Italy – 3.7%
48,099 Banca Mediolanum SpA
(Financial Services) 777,608
62,553 Banco BPM SpA (Banks) 636,542
29,624 BPER Banca SpA (Banks) 232,539
6,030 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 273,098
1,223 Ferrari NV (Automobiles &
Components) 522,295
4,054 FinecoBank Banca Fineco SpA
(Banks) 80,296
139,020 Intesa Sanpaolo SpA (Banks) 716,463
1,785 Leonardo SpA (Capital Goods) 86,928
3,898 RAI Way SpA
(Telecommunication Services)
(a)
24,489
7,419 Technogym SpA (Consumer
Durables & Apparel)
(a)
95,821
9,074 UniCredit SpA (Banks) 509,343
3,955,422
Ivory Coast (Cote D'Ivoire) – 0.0%
1,050 Endeavour Mining PLC
(Materials) 24,758
Japan – 21.8%
35,400 Acom Co. Ltd. (Financial
Services) 90,602
9,700 Aisin Corp. (Automobiles &
Components) 105,952
17,800 Asia Pile Holdings Corp.
(Materials) 109,661
4,900 Asics Corp. (Consumer
Durables & Apparel) 103,917
40,800 Astellas Pharma, Inc.
(Pharmaceuticals,
Biotechnology & Life Sciences) 397,168
11,700 Bandai Namco Holdings, Inc.
(Consumer Durables & Apparel) 392,505
3,700 Bank of Saga Ltd. (The)
(Banks) 57,614

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
6,900 Belluna Co. Ltd. (Consumer
Discretionary Distribution &
Retail) $ 43,741
4,400 Chugai Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 201,571
11,600 Computer Engineering &
Consulting Ltd. (Software &
Services) 180,808
4,800 Cresco Ltd. (Software &
Services) 38,321
57,600 Dai-ichi Life Holdings, Inc.
(Insurance) 439,806
2,100 Daiichi Sankyo Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 50,009
99,600 Daiwa Securities Group, Inc.
(Financial Services) 670,632
6,900 DeNA Co. Ltd. (Media &
Entertainment) 162,556
1,700 Fujita Kanko, Inc. (Consumer
Services) 110,875
20,700 Fujitsu Ltd. (Software &
Services) 411,949
12,300 GREE Holdings, Inc. (Media &
Entertainment) 48,366
11,300 Gumi, Inc. (Media &
Entertainment)* 36,058
12,900 Heiwa Corp. (Consumer
Services) 202,340
400 Heiwa Real Estate Co. Ltd.
(Real Estate Management &
Development) 12,588
62,200 Hitachi Ltd. (Capital Goods) 1,460,419
2,300 Hochiki Corp. (Technology
Hardware & Equipment) 38,928
17,700 Hokuriku Electric Power Co.
(Utilities) 98,482
15,600 Hulic Co. Ltd. (Real Estate
Management & Development) 149,748
2,200 Ines Corp. (Software &
Services) 24,387
22,000 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 319,043
18,300 Isuzu Motors Ltd. (Automobiles
& Components) 248,836
6,600 Iyogin Holdings, Inc. (Banks) 78,459
3,100 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 38,494
31,300 Japan Post Holdings Co. Ltd.
(Insurance) 313,858
400 Kaken Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 11,993
4,000 KAWADA TECHNOLOGIES,
Inc. (Capital Goods) 78,119
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
21,400 Kawasaki Kisen Kaisha Ltd.
(Transportation) $ 290,877
3,200 KDDI Corp.
(Telecommunication Services) 50,546
600 Keyence Corp. (Technology
Hardware & Equipment) 235,926
43,500 Kirin Holdings Co. Ltd. (Food,
Beverage & Tobacco) 602,743
4,400 Konami Group Corp. (Media &
Entertainment) 519,562
8,100 Lintec Corp. (Materials) 150,108
3,300 Lion Corp. (Household &
Personal Products) 38,998
32,700 Mitsubishi Heavy Industries
Ltd. (Capital Goods) 561,577
3,800 Mitsubishi Steel Manufacturing
Co. Ltd. (Materials) 41,701
8,700 MIXI, Inc. (Media &
Entertainment) 192,784
12,700 Modec, Inc. (Energy) 352,556
9,900 Morito Co. Ltd. (Consumer
Durables & Apparel) 99,798
47,500 MS&AD Insurance Group
Holdings, Inc. (Insurance) 1,033,023
43,500 NEC Corp. (Software &
Services) 926,582
4,600 Nexon Co. Ltd. (Media &
Entertainment) 63,003
6,400 NGK Insulators Ltd. (Capital
Goods) 78,854
28,000 Nippon Signal Co. Ltd.
(Technology Hardware &
Equipment) 167,686
3,000 Nippon Steel Corp. (Materials) 64,203
476,200 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 460,234
18,500 Nippon Yusen KK
(Transportation) 611,390
16,800 NOK Corp. (Automobiles &
Components) 247,243
36,700 Nomura Holdings, Inc.
(Financial Services) 226,143
6,300 Nomura Research Institute Ltd.
(Software & Services) 205,080
7,400 NPR-RIKEN Corp.
(Automobiles & Components) 123,987
1,200 NS Solutions Corp. (Software &
Services) 30,817
55,000 Obayashi Corp. (Capital Goods) 733,719
7,600 Obic Co. Ltd. (Software &
Services) 219,131
3,500 Oita Bank Ltd. (The) (Banks) 81,910
11,300 Olympus Corp. (Health Care
Equipment & Services) 147,925
4,800 Oracle Corp. Japan (Software &
Services) 505,120
43,100 ORIX Corp. (Financial
Services) 899,881

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
700 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) $ 36,477
2,200 PHC Holdings Corp. (Health
Care Equipment & Services) 15,069
66,600 Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 382,082
1,200 Recruit Holdings Co. Ltd.
(Commercial & Professional
Services) 62,173
1,300 Saizeriya Co. Ltd. (Consumer
Services) 37,318
24,300 SBI Holdings, Inc. (Financial
Services) 656,171
2,200 Scroll Corp. (Consumer
Discretionary Distribution &
Retail) 14,874
8,900 Secom Co. Ltd. (Commercial &
Professional Services) 303,126
10,700 Seikagaku Corp.
(Pharmaceuticals,
Biotechnology & Life Sciences) 52,889
25,600 Sekisui House Ltd. (Consumer
Durables & Apparel) 572,983
1,800 Shikoku Electric Power Co.,
Inc. (Utilities) 13,921
6,600 Shizuoka Financial Group, Inc.
(Banks) 72,155
11,100 SoftBank Group Corp.
(Telecommunication Services) 567,764
10,500 Subaru Corp. (Automobiles &
Components) 188,046
42,200 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 704,315
10,300 Sumitomo Mitsui Financial
Group, Inc. (Banks) 264,860
23,400 Sumitomo Mitsui Trust Group,
Inc. (Banks) 589,008
4,300 Sumitomo Riko Co. Ltd.
(Automobiles & Components) 50,305
3,700 Sumitomo Rubber Industries
Ltd. (Automobiles &
Components) 46,783
500 Suntory Beverage & Food Ltd.
(Food, Beverage & Tobacco) 16,496
8,600 Suzuki Co. Ltd. (Technology
Hardware & Equipment) 97,458
16,100 Suzuki Motor Corp.
(Automobiles & Components) 197,629
1,300 Taiheiyo Cement Corp.
(Materials) 34,038
5,900 Toa Corp. (Capital Goods) 51,442
2,300 Tokio Marine Holdings, Inc.
(Insurance) 89,477
7,200 Tokyo Tekko Co. Ltd.
(Materials) 277,336
6,700 Tokyu Corp. (Transportation) 75,429
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
23,900 Tosho Co. Ltd. (Consumer
Services) $ 96,275
1,400 Toyo Kanetsu KK (Energy) 34,398
5,200 Toyo Seikan Group Holdings
Ltd. (Materials) 85,125
2,500 Toyo Tire Corp. (Automobiles
& Components) 45,912
20,400 Toyota Motor Corp.
(Automobiles & Components) 360,617
800 Uchida Yoko Co. Ltd. (Software
& Services) 41,172
18,900 Unicharm Corp. (Household &
Personal Products) 150,534
13,700 Yamaichi Electronics Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 192,018
4,300 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 83,919
23,250,506
Luxembourg – 0.2%
3,609 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 192,514
Netherlands – 3.7%
5,080 Aegon Ltd. (Insurance) 33,364
136 ASM International NV
(Semiconductors &
Semiconductor Equipment) 61,974
1,968 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 1,302,371
686 Euronext NV (Financial
Services)
(a)
99,561
494 EXOR NV (Financial Services) 44,862
12,147 Heineken Holding NV (Food,
Beverage & Tobacco) 879,124
4,319 Heineken NV (Food, Beverage
& Tobacco) 352,173
14,806 ING Groep NV (Banks) 290,069
5,883 Wolters Kluwer NV
(Commercial & Professional
Services) 915,961
3,979,459
New Zealand – 0.1%
4,522 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 86,300
478 Xero Ltd. (Software &
Services)* 46,721
133,021
Norway – 0.9%
23,299 DNB Bank ASA (Banks) 613,059
1,263 Kongsberg Gruppen ASA
(Capital Goods) 185,175
2,706 Mowi ASA (Food, Beverage &
Tobacco) 50,162

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
11,574 Norsk Hydro ASA (Materials) $ 66,909
4,379 Telenor ASA
(Telecommunication Services) 62,572
977,877
Portugal – 0.1%
3,751 Galp Energia SGPS SA
(Energy) 65,718
Singapore – 0.8%
53,600 Singapore Exchange Ltd.
(Financial Services) 530,642
41,100 Singapore Telecommunications
Ltd. (Telecommunication
Services) 104,244
8,500 United Overseas Bank Ltd.
(Banks) 239,840
874,726
Spain – 0.4%
10,108 Banco Bilbao Vizcaya
Argentaria SA (Banks) 137,950
5,220 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 259,913
397,863
Sweden – 3.9%
6,875 Alfa Laval AB (Capital Goods) 294,766
3,555 Boliden AB (Materials) 116,649
11,992 Essity AB, Class B (Household
& Personal Products)
(b)
340,707
5,164 Evolution AB (Consumer
Services)
(a)
384,765
45,546 Hexagon AB, Class B
(Technology Hardware &
Equipment) 486,876
25,965 Investor AB, Class B (Financial
Services) 774,383
4,953 Medicover AB, Class B (Health
Care Equipment & Services) 93,930
3,778 Sectra AB, Class B (Health Care
Equipment & Services)* 90,176
15,416 SSAB AB, Class A (Materials) 95,647
9,703 SSAB AB, Class B (Materials) 59,122
38,700 Svenska Handelsbanken AB,
Class A (Banks)
(b)
437,369
13,927 Swedbank AB, Class A (Banks) 317,180
90,035 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment)
(b)
700,541
4,192,111
Switzerland – 3.7%
16,253 ABB Ltd. (Capital Goods) 838,622
128 Baloise Holding AG (Insurance) 26,864
3,335 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 582,177
198 Geberit AG (Capital Goods) 124,044
1,698 Kuehne + Nagel International
AG (Transportation) 392,120
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
413 Schindler Holding AG (Capital
Goods) $ 125,161
1,273 Schindler Holding AG
Participation Certificates
(Capital Goods) 398,973
1,582 Sika AG (Materials) 385,350
163 TX Group AG (Media &
Entertainment) 32,980
33,765 UBS Group AG (Financial
Services) 1,037,078
3,943,369
Tanzania – 0.0%
24,237 Helios Towers PLC
(Telecommunication Services)* 33,375
United Kingdom – 10.8%
7,259 3i Group PLC (Financial
Services) 341,323
1,404 Admiral Group PLC (Insurance) 51,836
11,144 Associated British Foods PLC
(Food, Beverage & Tobacco) 276,275
23,144 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 1,701,084
31,706 Aviva PLC (Insurance) 228,508
35,218 BAE Systems PLC (Capital
Goods) 711,140
18,310 Beazley PLC (Insurance) 220,521
130,289 BT Group PLC
(Telecommunication Services) 279,465
8,737 Entain PLC (Consumer
Services) 66,012
10,877 Halma PLC (Technology
Hardware & Equipment) 364,941
99,361 HSBC Holdings PLC (Banks) 1,126,405
28,047 Imperial Brands PLC (Food,
Beverage & Tobacco) 1,037,792
2,001 InterContinental Hotels Group
PLC (Consumer Services) 215,448
5,648 Investec PLC (Financial
Services) 34,962
2,581 Keller Group PLC (Capital
Goods) 46,069
18,313 Lancashire Holdings Ltd.
(Insurance) 136,731
198,661 Lloyds Banking Group PLC
(Banks) 186,328
43,121 M&G PLC (Financial Services) 111,078
38,696 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 178,654
42,706 National Grid PLC (Utilities) 557,067
105,708 NatWest Group PLC (Banks) 624,142
1,439 Next PLC (Consumer
Discretionary Distribution &
Retail) 207,324
25,325 RELX PLC (Commercial &
Professional Services) 1,272,093

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
36,479 Rolls-Royce Holdings PLC
(Capital Goods)* $ 354,553
4,113 Sage Group PLC (The)
(Software & Services) 64,576
3,634 Smiths Group PLC (Capital
Goods) 91,188
9,122 SSE PLC (Utilities) 187,899
2,635 Standard Chartered PLC
(Banks) 39,102
95,422 Tesco PLC (Consumer Staples
Distribution & Retail) 410,533
40,890 Vodafone Group PLC ADR
(Telecommunication Services) 383,139
11,506,188
United States – 9.4%
23,187 BP PLC ADR (Energy) 783,489
32,345 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,253,045
7,821 Holcim AG (Materials)* 841,643
24,420 Nestle SA (Food, Beverage &
Tobacco) 2,467,803
15,855 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 1,761,012
2,032 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 668,787
5,251 Schneider Electric SE (Capital
Goods) 1,212,170
28,746 Shell PLC (Energy) 1,051,949
10,039,898
TOTAL COMMON STOCKS
(Cost $93,328,389)
104,049,538
Shares Description Rate Value
a
Preferred Stocks – 0.6%
Germany – 0.6%
5,193 Henkel AG
& Co. KGaA
(Household
& Personal
Products) 2.52% 413,192
813 Sartorius AG
(Pharmaceuticals,
Biotechnology &
Life Sciences) 0.35 189,527
TOTAL PREFERRED STOCKS
(Cost $582,802)
602,719
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
76 4.259% $ 76
(Cost $76)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $93,911,267)
104,652,333
a
Securities Lending Reinvestment Vehicle – 1.4%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
1,533,200 4.259% 1,533,200
(Cost $1,533,200)
TOTAL INVESTMENTS – 99.4%
(Cost $95,444,467)
$ 106,185,533
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.6%
693,460
NET ASSETS – 100.0%
$ 106,878,993
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 25.0%
Industrials 19.2
Health Care 10.6
Information Technology 9.7
Consumer Discretionary 9.5
Consumer Staples 8.9
Materials 6.2
Communication Services 3.5
Utilities 2.9
Energy 2.2
Real Estate 0.9
Investment Company 0.0
Securities Lending Reinvestment Vehicle 1.4
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS VARIABLE INSURANCE TRUST-INTERNATIONAL EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At March 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 10 06/20/25 $ 561,087 $ (25,722)
FTSE 100 Index 2 06/20/25 221,974 (3,248)
MSCI Singapore Index 1 04/29/25 29,009 (164)
SPI 200 Index 1 06/19/25 123,049 (1,476)
TOPIX Index 2 06/12/25 354,957 (8,503)
Total Futures Contracts
$ (39,113)

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Aerospace & Defense – 3.6%
27,966 Boeing Co. (The)* $ 4,769,601
23,188 General Electric Co. 4,641,078
9,410,679
Banks – 8.7%
162,100 Bank of America Corp. 6,764,433
37,996 JPMorgan Chase & Co. 9,320,419
96,788 Wells Fargo & Co. 6,948,410
23,033,262
Beverages – 0.8%
27,514 Coca-Cola Co. (The) 1,970,553
Biotechnology – 3.3%
27,665 AbbVie, Inc. 5,796,371
2,013 Argenx SE ADR (Netherlands)* 1,191,424
17,347 BioNTech SE ADR (Germany)* 1,579,618
8,567,413
Broadline Retail – 0.4%
6,020 Amazon.com, Inc.* 1,145,365
Capital Markets – 5.4%
4,570 Blackrock, Inc. 4,325,414
11,235 Blackstone, Inc. 1,570,428
36,669 Morgan Stanley 4,278,172
53,860 Nasdaq, Inc. 4,085,820
14,259,834
Chemicals – 2.6%
11,815 Air Products and Chemicals, Inc. 3,484,480
9,786 Sherwin-Williams Co. (The) 3,417,173
6,901,653
Construction Materials – 0.8%
4,211 Martin Marietta Materials, Inc. 2,013,405
Consumer Finance – 1.6%
15,810 American Express Co. 4,253,681
Consumer Staples Distribution & Retail – 2.9%
88,509 Walmart, Inc. 7,770,205
Diversified Telecommunication Services – 1.1%
97,945 AT&T, Inc. 2,769,885
Electric Utilities – 4.4%
80,313 Exelon Corp. 3,700,823
62,453 NextEra Energy, Inc. 4,427,293
98,455 PPL Corp. 3,555,210
11,683,326
Electrical Equipment – 4.0%
13,779 Eaton Corp. PLC 3,745,546
15,340 GE Vernova, Inc. 4,682,995
7,877 Rockwell Automation, Inc. 2,035,259
10,463,800
Entertainment – 1.1%
29,522 Walt Disney Co. (The) 2,913,821
Financial Services – 4.2%
13,259 Berkshire Hathaway, Inc., Class
B* 7,061,478
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
11,536 Visa, Inc., Class A $ 4,042,907
11,104,385
Ground Transportation – 1.3%
21,195 Old Dominion Freight Line, Inc. 3,506,713
Health Care Equipment & Supplies – 4.8%
42,030 Abbott Laboratories 5,575,280
44,413 Boston Scientific Corp.* 4,480,383
30,834 Cooper Cos., Inc. (The)* 2,600,848
12,656,511
Health Care Providers & Services – 2.9%
14,662 UnitedHealth Group, Inc. 7,679,223
Hotels, Restaurants & Leisure – 2.9%
16,703 McDonald's Corp. 5,217,516
24,050 Starbucks Corp. 2,359,065
7,576,581
Household Products – 1.8%
27,038 Procter & Gamble Co. (The) 4,607,816
Industrial Conglomerates – 3.7%
29,059 3M Co. 4,267,605
26,655 Honeywell International, Inc. 5,644,196
9,911,801
Industrial REITs – 1.3%
30,593 Prologis, Inc. REIT 3,419,992
Insurance – 3.6%
12,049 Allstate Corp. (The) 2,494,986
12,665 Marsh & McLennan Cos., Inc. 3,090,640
15,139 Travelers Cos., Inc. (The) 4,003,660
9,589,286
IT Services – 0.9%
7,960 Accenture PLC, Class A (Ireland) 2,483,838
Life Sciences Tools & Services – 3.2%
21,039 Danaher Corp. 4,312,995
8,330 Thermo Fisher Scientific, Inc. 4,145,008
8,458,003
Machinery – 2.8%
11,907 Caterpillar, Inc. 3,926,929
13,511 Illinois Tool Works, Inc. 3,350,863
7,277,792
Metals & Mining – 1.1%
23,250 Steel Dynamics, Inc. 2,908,110
Multi-Utilities – 1.6%
41,896 Ameren Corp. 4,206,358
Office REITs – 0.6%
23,197 BXP, Inc. REIT 1,558,606
Oil, Gas & Consumable Fuels – 6.3%
11,827 Cheniere Energy, Inc. 2,736,768
84,733 Exxon Mobil Corp. 10,077,296
31,142 Phillips 66 3,845,414
16,659,478

GOLDMAN SACHS VARIABLE INSURANCE TRUST-LARGE CAP VALUE FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 1.5%
164,991 Kenvue, Inc. $ 3,956,484
Pharmaceuticals – 4.1%
18,711 AstraZeneca PLC ADR (United
Kingdom) 1,375,259
37,276 Johnson & Johnson 6,181,852
35,423 Merck & Co., Inc. 3,179,568
10,736,679
Residential REITs – 1.1%
13,866 AvalonBay Communities, Inc.
REIT 2,975,921
Semiconductors & Semiconductor Equipment – 3.5%
44,219 Marvell Technology, Inc. 2,722,564
26,274 Microchip Technology, Inc. 1,271,924
23,878 Micron Technology, Inc. 2,074,760
18,206 Texas Instruments, Inc. 3,271,618
9,340,866
Software – 2.4%
59,403 Dynatrace, Inc.* 2,800,851
13,189 Salesforce, Inc. 3,539,400
6,340,251
Specialized REITs – 0.7%
8,752 American Tower Corp. REIT 1,904,435
Specialty Retail – 1.6%
18,468 Lowe’s Cos., Inc. 4,307,292
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.2%
13,980 Apple, Inc. $ 3,105,377
TOTAL COMMON STOCKS
(Cost $209,136,671)
263,428,680
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
29,268 4.259% 29,268
(Cost $29,268)
TOTAL INVESTMENTS – 99.8%
(Cost $209,165,939)
$ 263,457,948
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
521,990
NET ASSETS – 100.0%
$ 263,979,938
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.5%
Aerospace & Defense – 3.5%
2,763 Axon Enterprise, Inc.* $ 1,453,200
2,370 Woodward, Inc. 432,501
1,885,701
Beverages – 1.4%
8,752 Coca-Cola Europacific Partners
PLC (United Kingdom) 761,687
Biotechnology – 5.4%
3,742 Alnylam Pharmaceuticals, Inc.* 1,010,415
5,566 BioMarin Pharmaceutical, Inc.* 393,460
2,747 BioNTech SE ADR (Germany)* 250,142
6,573 Exact Sciences Corp.* 284,545
5,285 Neurocrine Biosciences, Inc.* 584,521
38,131 Roivant Sciences Ltd.* 384,742
2,907,825
Capital Markets – 6.2%
41,811 Blue Owl Capital, Inc. 837,893
3,349 Coinbase Global, Inc., Class A* 576,798
2,620 MSCI, Inc. 1,481,610
6,236 Nasdaq, Inc. 473,063
3,369,364
Construction Materials – 1.8%
2,014 Martin Marietta Materials, Inc. 962,954
Consumer Staples Distribution & Retail – 2.7%
12,751 BJ's Wholesale Club Holdings,
Inc.* 1,454,889
Electrical Equipment – 5.2%
3,297 AMETEK, Inc. 567,545
2,950 GE Vernova, Inc. 900,576
2,287 Rockwell Automation, Inc. 590,915
10,358 Vertiv Holdings Co., Class A 747,848
2,806,884
Entertainment – 1.9%
7,945 Live Nation Entertainment, Inc.* 1,037,458
Financial Services – 5.1%
3,131 Corpay, Inc.* 1,091,842
20,124 Equitable Holdings, Inc. 1,048,259
8,359 Fidelity National Information
Services, Inc. 624,250
2,764,351
Food Products – 0.9%
9,181 Lamb Weston Holdings, Inc. 489,347
Ground Transportation – 2.3%
7,442 Old Dominion Freight Line, Inc. 1,231,279
Health Care Equipment & Supplies – 4.4%
2,830 Align Technology, Inc.* 449,574
8,518 Cooper Cos., Inc. (The)* 718,493
4,631 Insulet Corp.* 1,216,147
2,384,214
Health Care Providers & Services – 3.5%
6,776 Cencora, Inc. 1,884,338
Health Care Technology – 1.9%
4,430 Veeva Systems, Inc., Class A* 1,026,121
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 8.7%
4,738 Cava Group, Inc.* $ 409,411
1,403 Domino's Pizza, Inc. 644,608
2,215 DoorDash, Inc., Class A* 404,835
15,460 DraftKings, Inc., Class A* 513,427
3,861 Hilton Worldwide Holdings, Inc. 878,570
3,223 Royal Caribbean Cruises Ltd. 662,133
4,705 Texas Roadhouse, Inc. 783,994
2,039 Wingstop, Inc. 459,958
4,756,936
Household Durables – 1.0%
4,871 Lennar Corp., Class A 559,093
Independent Power and Renewable Electricity Producers – 1.7%
8,111 Vistra Corp. 952,556
IT Services – 3.0%
7,452 Cloudflare, Inc., Class A* 839,766
1,894 Gartner, Inc.* 794,988
1,634,754
Life Sciences Tools & Services – 2.3%
328 Mettler-Toledo International,
Inc.* 387,339
3,847 West Pharmaceutical Services,
Inc. 861,266
1,248,605
Machinery – 0.5%
2,136 ITT, Inc. 275,886
Media – 1.2%
11,600 Trade Desk, Inc. (The), Class A* 634,752
Oil, Gas & Consumable Fuels – 5.4%
5,261 Cheniere Energy, Inc. 1,217,396
9,690 DT Midstream, Inc. 934,891
4,726 Expand Energy Corp. 526,098
20,160 Permian Resources Corp. 279,216
2,957,601
Personal Care Products – 0.6%
5,078 elf Beauty, Inc.* 318,848
Professional Services – 0.7%
1,672 Equifax, Inc. 407,232
Semiconductors & Semiconductor Equipment – 2.8%
5,888 Entegris, Inc. 515,082
11,438 Marvell Technology, Inc. 704,238
6,004 Microchip Technology, Inc. 290,653
1,509,973
Software – 21.3%
6,475 AppLovin Corp., Class A* 1,715,681
10,166 Datadog, Inc., Class A* 1,008,569
12,324 Dynatrace, Inc.* 581,077
743 Fair Isaac Corp.* 1,370,211
1,095 HubSpot, Inc.* 625,562
4,417 Manhattan Associates, Inc.* 764,318
1,569 Monday.com Ltd.* 381,518
30,543 Palantir Technologies, Inc., Class
A* 2,577,829
5,681 Samsara, Inc., Class A* 217,753
1,741 Tyler Technologies, Inc.* 1,012,200

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP GROWTH FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
9,094 Varonis Systems, Inc.* $ 367,852
4,610 Zscaler, Inc.* 914,716
11,537,286
Trading Companies & Distributors – 3.1%
16,331 Fastenal Co. 1,266,469
658 United Rentals, Inc. 412,369
1,678,838
TOTAL COMMON STOCKS
(Cost $44,926,947)
53,438,772
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
804,382 4.259% 804,382
(Cost $804,382)
TOTAL INVESTMENTS – 100.0%
(Cost $45,731,329)
$ 54,243,154
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
13,015
NET ASSETS – 100.0%
$ 54,256,169
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 1.9%
23,993 L3Harris Technologies, Inc. $ 5,021,975
12,864 Woodward, Inc. 2,347,551
7,369,526
Banks – 4.8%
63,149 Citizens Financial Group, Inc. 2,587,215
37,296 East West Bancorp, Inc. 3,347,689
70,586 First Horizon Corp. 1,370,780
248,717 Huntington Bancshares, Inc. 3,733,242
26,767 M&T Bank Corp. 4,784,601
28,832 Pinnacle Financial Partners, Inc. 3,057,345
18,880,872
Beverages – 2.6%
94,418 Coca-Cola Europacific Partners
PLC (United Kingdom) 8,217,199
29,946 Molson Coors Beverage Co.,
Class B 1,822,813
10,040,012
Capital Markets – 2.6%
57,465 Nasdaq, Inc. 4,359,295
42,619 Raymond James Financial, Inc. 5,920,205
10,279,500
Chemicals – 3.8%
40,990 Ashland, Inc. 2,430,297
20,798 Celanese Corp. 1,180,702
92,870 Chemours Co. (The) 1,256,531
17,084 LyondellBasell Industries NV,
Class A 1,202,714
36,925 RPM International, Inc. 4,271,484
44,483 Westlake Corp. 4,449,635
14,791,363
Commercial Services & Supplies – 0.9%
18,382 Waste Connections, Inc. 3,587,983
Communications Equipment – 1.0%
108,129 Juniper Networks, Inc. 3,913,189
Construction Materials – 1.6%
13,450 Martin Marietta Materials, Inc. 6,430,848
Consumer Staples Distribution & Retail – 3.1%
75,058 BJ's Wholesale Club Holdings,
Inc.* 8,564,118
43,894 Performance Food Group Co.* 3,451,385
12,015,503
Containers & Packaging – 0.8%
25,722 Ball Corp. 1,339,345
30,501 International Paper Co. 1,627,228
2,966,573
Electric Utilities – 4.5%
44,241 Entergy Corp. 3,782,163
50,097 Exelon Corp. 2,308,470
11,589 NRG Energy, Inc. 1,106,286
271,009 PG&E Corp. 4,655,935
152,576 PPL Corp. 5,509,519
17,362,373
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – 6.3%
53,910 AMETEK, Inc. $ 9,280,067
25,872 GE Vernova, Inc. 7,898,204
28,912 Rockwell Automation, Inc. 7,470,283
24,648,554
Financial Services – 3.3%
66,668 Corebridge Financial, Inc. 2,104,709
122,686 Fidelity National Information
Services, Inc. 9,162,190
18,789 Global Payments, Inc. 1,839,819
13,106,718
Food Products – 0.4%
32,305 Lamb Weston Holdings, Inc. 1,721,856
Gas Utilities – 0.4%
44,074 UGI Corp. 1,457,527
Ground Transportation – 0.4%
4,885 Saia, Inc.* 1,706,966
Health Care Equipment & Supplies – 1.7%
78,916 Cooper Cos., Inc. (The)* 6,656,565
Health Care Providers & Services – 2.3%
21,183 Cencora, Inc. 5,890,780
11,085 Humana, Inc. 2,933,091
8,823,871
Health Care REITs – 1.4%
33,006 Alexandria Real Estate Equities,
Inc. REIT 3,053,385
35,050 Ventas, Inc. REIT 2,410,038
5,463,423
Hotels, Restaurants & Leisure – 1.3%
67,874 Red Rock Resorts, Inc., Class A 2,943,696
10,564 Royal Caribbean Cruises Ltd. 2,170,268
5,113,964
Household Durables – 1.8%
61,162 Lennar Corp., Class A 7,020,174
Independent Power and Renewable Electricity Producers – 0.9%
47,579 Ormat Technologies, Inc. 3,367,166
Insurance – 7.6%
33,829 Allstate Corp. (The) 7,004,971
22,603 American Financial Group, Inc. 2,968,678
35,535 Arch Capital Group Ltd. 3,417,756
10,215 Arthur J Gallagher & Co. 3,526,627
24,970 Globe Life, Inc. 3,289,048
39,088 Prudential Financial, Inc. 4,365,348
62,878 Unum Group 5,122,042
29,694,470
Life Sciences Tools & Services – 2.6%
14,954 Agilent Technologies, Inc. 1,749,319
3,927 Mettler-Toledo International,
Inc.* 4,637,433
16,695 West Pharmaceutical Services,
Inc. 3,737,677
10,124,429

GOLDMAN SACHS VARIABLE INSURANCE TRUST-MID CAP VALUE FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Machinery – 2.9%
13,347 IDEX Corp. $ 2,415,407
52,773 Ingersoll Rand, Inc. 4,223,423
16,765 ITT, Inc. 2,165,367
19,771 Xylem, Inc. 2,361,844
11,166,041
Media – 0.9%
42,594 Omnicom Group, Inc. 3,531,469
Metals & Mining – 1.6%
49,980 Steel Dynamics, Inc. 6,251,498
Multi-Utilities – 4.9%
81,706 CMS Energy Corp. 6,136,937
187,263 NiSource, Inc. 7,507,374
68,186 Public Service Enterprise Group,
Inc. 5,611,708
19,256,019
Oil, Gas & Consumable Fuels – 8.6%
86,129 BKV Corp. (Thailand)* 1,808,709
26,971 Cheniere Energy, Inc. 6,241,089
59,406 Devon Energy Corp. 2,221,785
31,889 Diamondback Energy, Inc. 5,098,413
50,688 Expand Energy Corp. 5,642,588
34,560 Ovintiv, Inc. 1,479,168
394,731 Permian Resources Corp. 5,467,024
44,295 Phillips 66 5,469,547
33,428,323
Passenger Airlines – 1.2%
67,353 United Airlines Holdings, Inc.* 4,650,725
Personal Care Products – 1.1%
173,647 Kenvue, Inc. 4,164,055
Pharmaceuticals – 0.5%
52,089 Organon & Co. 775,605
31,812 Royalty Pharma PLC, Class A 990,308
1,765,913
Residential REITs – 3.7%
76,896 American Homes 4 Rent, Class
A REIT 2,907,438
26,106 AvalonBay Communities, Inc.
REIT 5,602,870
24,880 Camden Property Trust REIT 3,042,824
46,484 Equity LifeStyle Properties, Inc.
REIT 3,100,483
14,653,615
Semiconductors & Semiconductor Equipment – 3.2%
119,606 Marvell Technology, Inc. 7,364,142
105,901 Microchip Technology, Inc. 5,126,667
12,490,809
Software – 2.9%
116,974 Dynatrace, Inc.* 5,515,324
3,464 MicroStrategy, Inc., Class A* 998,567
19,375 Monday.com Ltd.* 4,711,225
11,225,116
Specialized REITs – 3.6%
24,199 Digital Realty Trust, Inc. REIT 3,467,474
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – (continued)
30,210 Extra Space Storage, Inc. REIT $ 4,485,883
178,166 VICI Properties, Inc. REIT 5,811,775
13,765,132
Specialty Retail – 2.5%
4,370 Burlington Stores, Inc.* 1,041,502
19,618 Floor & Decor Holdings, Inc.,
Class A* 1,578,661
207,420 Foot Locker, Inc.* 2,924,622
6,352 Ulta Beauty, Inc.* 2,328,262
67,145 Wayfair, Inc., Class A* 2,150,654
10,023,701
Technology Hardware, Storage & Peripherals – 0.9%
179,067 Hewlett Packard Enterprise Co. 2,763,004
4,585 Sandisk Corp.* 218,292
13,013 Western Digital Corp.* 526,115
3,507,411
Trading Companies & Distributors – 2.7%
68,766 Fastenal Co. 5,332,803
8,383 United Rentals, Inc. 5,253,626
10,586,429
TOTAL COMMON STOCKS
(Cost $330,159,575)
387,009,681
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,842 4.259% 2,842
(Cost $2,842)
TOTAL INVESTMENTS – 99.2%
(Cost $330,162,417)
$ 387,012,523
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
2,984,965
NET ASSETS – 100.0%
$ 389,997,488
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.7%
Aerospace & Defense – 0.8%
12,450 Archer Aviation, Inc., Class A* $ 88,519
13,010 Kratos Defense & Security
Solutions, Inc.* 386,267
785 Mercury Systems, Inc.* 33,826
4,242 Park Aerospace Corp. 57,055
30,362 Rocket Lab USA, Inc.*
(a)
542,873
1,108,540
Automobile Components – 0.8%
1,037 Adient PLC* 13,336
29,368 American Axle & Manufacturing
Holdings, Inc.* 119,528
4,017 Cooper-Standard Holdings, Inc.* 61,541
5,936 Fox Factory Holding Corp.* 138,546
62,868 Goodyear Tire & Rubber Co.
(The)* 580,900
86 LCI Industries 7,519
23,788 Stoneridge, Inc.* 109,187
1,030,557
Banks – 10.6%
715 1st Source Corp. 42,764
726 Amalgamated Financial Corp. 20,873
11,104 Ameris Bancorp 639,257
3,077 BancFirst Corp. 338,070
1,838 Bancorp, Inc. (The)* 97,120
3,167 Bank of Hawaii Corp. 218,428
10,690 BankUnited, Inc. 368,164
861 Business First Bancshares, Inc. 20,965
24,307 Cadence Bank 737,961
1,043 Capital City Bank Group, Inc. 37,506
81,871 Capitol Federal Financial, Inc. 458,477
5,699 Central Pacific Financial Corp. 154,101
1,151 Chemung Financial Corp. 54,753
3,484 Community Trust Bancorp, Inc. 175,454
27,930 CVB Financial Corp. 515,588
8,453 Eastern Bankshares, Inc. 138,629
5,922 Equity Bancshares, Inc., Class A 233,327
925 Esquire Financial Holdings, Inc. 69,727
5,989 FB Financial Corp. 277,650
500 Fidelity D&D Bancorp, Inc. 20,805
584 First Bancorp, Inc. (The) 14,437
8,878 First BanCorp. (Puerto Rico) 170,191
17,467 First Commonwealth Financial
Corp. 271,437
19,186 First Financial Bankshares, Inc. 689,161
2,862 First Internet Bancorp 76,644
10,678 First Merchants Corp. 431,818
991 First Mid Bancshares, Inc. 34,586
935 Flushing Financial Corp. 11,875
4,582 Fulton Financial Corp. 82,888
12,651 Hancock Whitney Corp. 663,545
20,030 Hanmi Financial Corp. 453,880
11,085 Hilltop Holdings, Inc. 337,538
1,621 Home Bancorp, Inc. 72,621
3,269 HomeTrust Bancshares, Inc. 112,061
8,635 Hope Bancorp, Inc. 90,409
1,175 Independent Bank Corp. 36,178
10,020 International Bancshares Corp. 631,861
1,321 Investar Holding Corp. 23,263
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
566 Metrocity Bankshares, Inc. $ 15,605
235 Nicolet Bankshares, Inc. 25,606
628 Northeast Bank 57,487
5,723 Northeast Community Bancorp,
Inc. 134,147
2,169 Northrim BanCorp, Inc. 158,814
7,862 OFG Bancorp (Puerto Rico) 314,637
22,897 Old Second Bancorp, Inc. 381,006
5,385 Origin Bancorp, Inc. 186,698
1,011 Park National Corp. 153,065
530 Plumas Bancorp 22,933
1,223 Provident Financial Services, Inc. 20,999
7,525 Red River Bancshares, Inc. 388,666
959 Renasant Corp. 32,539
417 Republic Bancorp, Inc., Class A 26,613
1,919 Sierra Bancorp 53,502
2,103 SmartFinancial, Inc. 65,361
5,807 Southern First Bancshares, Inc.* 191,167
457 Southern States Bancshares, Inc. 16,338
8,890 Southside Bancshares, Inc. 257,454
1,265 SouthState Corp. 117,417
2,609 Stock Yards Bancorp, Inc. 180,178
7,810 Texas Capital Bancshares, Inc.* 583,407
13,400 TrustCo Bank Corp. 408,432
7,864 Trustmark Corp. 271,229
5,990 UMB Financial Corp. 605,589
21,702 United Community Banks, Inc. 610,477
3,620 USCB Financial Holdings, Inc. 67,187
16,245 WesBanco, Inc. 502,945
3,496 Westamerica BanCorp 177,003
14,850,513
Beverages – 0.2%
2,982 National Beverage Corp. 123,872
4,417 Primo Brands Corp., Class A 156,760
280,632
Biotechnology – 8.0%
45,794 ACADIA Pharmaceuticals, Inc.* 760,638
24,658 ADMA Biologics, Inc.* 489,215
2,164 Agios Pharmaceuticals, Inc.* 63,405
99,290 Amicus Therapeutics, Inc.* 810,206
3,986 Arcturus Therapeutics Holdings,
Inc.* 42,212
6,745 Arcus Biosciences, Inc.* 52,948
50,311 Aurinia Pharmaceuticals, Inc.
(Canada)* 404,501
13,385 BioCryst Pharmaceuticals, Inc.* 100,388
1,109 Biohaven Ltd.* 26,660
6,337 Blueprint Medicines Corp.* 560,888
3,624 Bridgebio Pharma, Inc.* 125,282
15,561 CareDx, Inc.* 276,208
41,403 Catalyst Pharmaceuticals, Inc.* 1,004,023
9,334 Celldex Therapeutics, Inc.* 169,412
10,450 Coherus Biosciences, Inc.* 8,433
9,907 Cytokinetics, Inc.* 398,162
11,134 Denali Therapeutics, Inc.* 151,367
9,376 Design Therapeutics, Inc.* 36,191
3,853 Dyne Therapeutics, Inc.* 40,302
61,927 Erasca, Inc.* 84,840

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
29,296 Heron Therapeutics, Inc.* $ 64,451
2,737 Insmed, Inc.* 208,806
11,561 Iovance Biotherapeutics, Inc.* 38,498
4,008 Keros Therapeutics, Inc.* 40,842
2,868 Krystal Biotech, Inc.* 517,100
5,722 Larimar Therapeutics, Inc.* 12,302
1,068 Madrigal Pharmaceuticals, Inc.* 353,754
26,920 MannKind Corp.* 135,408
7,791 MeiraGTx Holdings PLC* 52,823
11,080 Myriad Genetics, Inc.* 98,280
1,399 Nuvalent, Inc., Class A* 99,217
28,608 Olema Pharmaceuticals, Inc.* 107,566
13,497 Organogenesis Holdings, Inc.* 58,307
4,809 ORIC Pharmaceuticals, Inc.* 26,834
2,654 Protagonist Therapeutics, Inc.* 128,348
17,618 PTC Therapeutics, Inc.* 897,813
29,445 RAPT Therapeutics, Inc.*
(a)
35,923
3,151 Recursion Pharmaceuticals, Inc.,
Class A* 16,669
54,812 Relay Therapeutics, Inc.* 143,608
12,007 Replimune Group, Inc.* 117,068
798 Rhythm Pharmaceuticals, Inc.* 42,270
1,664 Rocket Pharmaceuticals, Inc.* 11,099
12,286 Solid Biosciences, Inc.* 45,458
1,531 SpringWorks Therapeutics, Inc.* 67,563
145,854 Sutro Biopharma, Inc.* 94,893
21,102 Tenaya Therapeutics, Inc.*
(a)
12,030
16,607 TG Therapeutics, Inc.* 654,814
9,759 Twist Bioscience Corp.* 383,138
12,514 Vanda Pharmaceuticals, Inc.* 57,439
1,021 Vera Therapeutics, Inc.* 24,524
18,734 Veracyte, Inc.* 555,463
5,798 Vericel Corp.* 258,707
38,439 Verve Therapeutics, Inc.* 175,666
11,141,962
Building Products – 0.9%
12,606 Griffon Corp. 901,329
6,399 Janus International Group, Inc.* 46,073
4,948 Tecnoglass, Inc. 354,029
1,301,431
Capital Markets – 1.4%
97,067 BGC Group, Inc., Class A 890,104
63,674 DigitalBridge Group, Inc. 561,605
3,199 Moelis & Co., Class A 186,694
15,846 Open Lending Corp.* 43,735
4,537 Silvercrest Asset Management
Group, Inc., Class A 74,225
27,887 WisdomTree, Inc. 248,752
2,005,115
Chemicals – 0.9%
14,935 American Vanguard Corp. 65,714
31,479 Aspen Aerogels, Inc.* 201,151
1,878 Hawkins, Inc. 198,918
605 Ingevity Corp.* 23,952
690 Innospec, Inc. 65,377
3,419 Kronos Worldwide, Inc. 25,574
2,589 Minerals Technologies, Inc. 164,583
1,598 Quaker Chemical Corp. 197,529
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
2,533 Stepan Co. $ 139,416
14,439 Tronox Holdings PLC 101,651
1,183,865
Commercial Services & Supplies – 1.1%
10,821 ACCO Brands Corp. 45,340
1,249 BrightView Holdings, Inc.* 16,037
13,805 Deluxe Corp. 218,257
1,477 Driven Brands Holdings, Inc.* 25,316
76,065 Healthcare Services Group, Inc.* 766,735
1,333 Liquidity Services, Inc.* 41,336
16,831 Montrose Environmental Group,
Inc.* 240,010
11,659 OPENLANE, Inc.* 224,786
1,888 Pitney Bowes, Inc. 17,086
2,815 Quad/Graphics, Inc. 15,342
1,610,245
Communications Equipment – 0.9%
53,682 CommScope Holding Co., Inc.* 285,051
4,186 Harmonic, Inc.* 40,144
5,105 NETGEAR, Inc.* 124,868
39,783 NetScout Systems, Inc.* 835,841
1,285,904
Construction & Engineering – 2.1%
115 Arcosa, Inc. 8,869
314 Dycom Industries, Inc.* 47,835
13,350 Fluor Corp.* 478,197
5,004 Great Lakes Dredge & Dock
Corp.* 43,535
3,193 IES Holdings, Inc.* 527,196
7,282 Limbach Holdings, Inc.* 542,290
8,020 Matrix Service Co.* 99,689
6,566 Orion Group Holdings, Inc.* 34,340
7,305 Primoris Services Corp. 419,380
5,161 Sterling Infrastructure, Inc.* 584,277
8,350 Tutor Perini Corp.* 193,553
2,979,161
Construction Materials – 0.7%
3,301 Knife River Corp.* 297,783
8,082 United States Lime & Minerals,
Inc. 714,287
1,012,070
Consumer Finance – 1.9%
7,552 Encore Capital Group, Inc.* 258,883
6,129 Enova International, Inc.* 591,816
5,764 FirstCash Holdings, Inc. 693,524
857 LendingTree, Inc.* 43,081
4,201 Navient Corp. 53,059
12,335 Regional Management Corp. 371,407
12,428 Upstart Holdings, Inc.* 572,061
729 World Acceptance Corp.* 92,255
2,676,086
Consumer Staples Distribution & Retail – 0.9%
8,546 Sprouts Farmers Market, Inc.* 1,304,461
Containers & Packaging – 0.1%
11,574 O-I Glass, Inc.* 132,754

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Distributors – 0.1%
4,609 A-Mark Precious Metals, Inc. $ 116,930
Diversified Consumer Services – 0.9%
10,237 Adtalem Global Education, Inc.* 1,030,252
3,715 European Wax Center, Inc., Class
A* 14,674
12 Graham Holdings Co., Class B 11,530
20,105 Mister Car Wash, Inc.* 158,628
12,989 Udemy, Inc.* 100,795
1,315,879
Diversified REITs – 0.9%
2,437 American Assets Trust, Inc.
REIT 49,081
44,882 Armada Hoffler Properties, Inc.
REIT 337,064
99,420 Empire State Realty Trust, Inc.,
Class A REIT 777,464
18,261 NexPoint Diversified Real Estate
Trust REIT 69,940
1,233,549
Diversified Telecommunication Services – 0.4%
5,065 AST SpaceMobile, Inc.*
(a)
115,178
4,722 ATN International, Inc. 95,904
15,929 Bandwidth, Inc., Class A* 208,670
2,496 Cogent Communications
Holdings, Inc. 153,030
572,782
Electric Utilities – 0.1%
11,224 Genie Energy Ltd., Class B 168,921
Electrical Equipment – 1.6%
13,814 American Superconductor
Corp.* 250,586
1,229 Atkore, Inc. 73,728
26,597 Blink Charging Co.*
(a)
24,408
13,174 Bloom Energy Corp., Class A* 259,001
33,550 ChargePoint Holdings, Inc.*
(a)
20,298
3,994 Enovix Corp.*
(a)
29,316
14,783 NEXTracker, Inc., Class A* 622,956
4,756 NuScale Power Corp.*
(a)
67,345
19,316 Plug Power, Inc.*
(a)
26,077
2,797 Powell Industries, Inc. 476,413
54,395 Shoals Technologies Group, Inc.,
Class A* 180,591
8,443 Thermon Group Holdings, Inc.* 235,137
445 Vicor Corp.* 20,817
2,286,673
Electronic Equipment, Instruments & Components – 2.1%
43,287 Arlo Technologies, Inc.* 427,243
2,658 Badger Meter, Inc. 505,685
3,412 Fabrinet (Thailand)* 673,904
3,465 Itron, Inc.* 362,993
7,565 Napco Security Technologies,
Inc. 174,146
4,194 Ouster, Inc.* 37,662
4,381 Richardson Electronics Ltd. 48,892
7,672 TTM Technologies, Inc.* 157,353
30,520 Vishay Intertechnology, Inc. 485,268
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,560 Vishay Precision Group, Inc.* $ 61,670
2,934,816
Energy Equipment & Services – 1.3%
5,662 Archrock, Inc. 148,571
12,680 Borr Drilling Ltd. (Mexico)* 27,769
1,204 Bristow Group, Inc.* 38,022
5,992 Cactus, Inc., Class A 274,613
33,559 Expro Group Holdings NV* 333,577
2,189 Natural Gas Services Group,
Inc.* 48,092
7,469 Noble Corp. PLC 177,015
17,064 Oceaneering International, Inc.* 372,166
18,146 Oil States International, Inc.* 93,452
4,185 Tidewater, Inc.* 176,900
21,970 Transocean Ltd.* 69,645
1,759,822
Entertainment – 0.2%
30,846 AMC Entertainment Holdings,
Inc., Class A* 88,528
2,621 Lions Gate Entertainment Corp.,
Class B* 20,758
2,761 Madison Square Garden
Entertainment Corp.* 90,395
199,681
Financial Services – 3.2%
1,658 Alerus Financial Corp. 30,607
7,510 AvidXchange Holdings, Inc.* 63,685
24,706 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 904,239
34,745 Burford Capital Ltd. 458,981
11,763 Enact Holdings, Inc. 408,764
10,128 Jackson Financial, Inc., Class A 848,524
4,158 Merchants Bancorp 153,846
2,115 Mr Cooper Group, Inc.* 252,954
6,558 NMI Holdings, Inc., Class A* 236,416
24,506 Pagseguro Digital Ltd., Class A
(Brazil)* 186,981
16,173 Paysign, Inc.* 34,287
23,514 Remitly Global, Inc.* 489,091
732 Sezzle, Inc.* 25,540
11,697 Velocity Financial, Inc.* 218,851
4,312,766
Food Products – 0.8%
21,373 BRC, Inc., Class A* 44,670
5,360 Cal-Maine Foods, Inc. 487,224
2,918 J & J Snack Foods Corp. 384,359
306 John B Sanfilippo & Son, Inc. 21,683
1,240 Lancaster Colony Corp. 217,000
1,154,936
Gas Utilities – 0.5%
8,533 ONE Gas, Inc. 645,009
Ground Transportation – 0.4%
3,699 PAMT Corp.* 44,906

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Ground Transportation – (continued)
15,412 Werner Enterprises, Inc. $ 451,571
496,477
Health Care Equipment & Supplies – 2.0%
27,698 AtriCure, Inc.* 893,537
3,194 Avanos Medical, Inc.* 45,770
12,159 Embecta Corp. 155,027
9,050 Inmode Ltd.* 160,547
12,160 Inogen, Inc.* 86,701
11,266 Integra LifeSciences Holdings
Corp.* 247,739
8,246 iRadimed Corp. 432,750
2,053 iRhythm Technologies, Inc.* 214,908
832 LeMaitre Vascular, Inc. 69,805
3,768 PROCEPT BioRobotics Corp.* 219,524
3,085 Pulmonx Corp.* 20,762
2,451 RxSight, Inc.* 61,888
7,483 Tandem Diabetes Care, Inc.* 143,374
1,504 Treace Medical Concepts, Inc.* 12,619
6,312 Zimvie, Inc.* 68,170
2,833,121
Health Care Providers & Services – 2.9%
51,701 agilon health, Inc.* 223,865
47,660 Ardent Health Partners, Inc.* 655,325
12,921 Aveanna Healthcare Holdings,
Inc.* 70,032
3,422 Brookdale Senior Living, Inc.* 21,422
1,963 CorVel Corp.* 219,797
20,074 Enhabit, Inc.* 176,450
3,216 HealthEquity, Inc.* 284,198
15,714 Hims & Hers Health, Inc.* 464,349
17,228 Joint Corp. (The)* 215,178
101,580 LifeStance Health Group, Inc.* 676,523
1,706 National Research Corp. 21,837
3,490 Owens & Minor, Inc.* 31,515
5,175 PACS Group, Inc.* 58,167
9,466 Pennant Group, Inc. (The)* 238,070
20,012 Privia Health Group, Inc.* 449,269
6,969 Talkspace, Inc.* 17,841
26,866 Viemed Healthcare, Inc.* 195,584
4,019,422
Health Care REITs – 1.1%
31,814 CareTrust REIT, Inc. REIT 909,244
12,035 Diversified Healthcare Trust
REIT 28,884
19,019 Sabra Health Care REIT, Inc.
REIT 332,262
6,212 Universal Health Realty Income
Trust REIT 254,443
1,524,833
Health Care Technology – 0.5%
14,774 Evolent Health, Inc., Class A* 139,910
16,692 Health Catalyst, Inc.* 75,615
14,136 Phreesia, Inc.* 361,316
4,583 Waystar Holding Corp.* 171,221
748,062
Shares Description Value
aa
Common Stocks – (continued)
Hotel & Resort REITs – 1.4%
48,726 Apple Hospitality REIT, Inc.
REIT $ 629,053
49,182 Chatham Lodging Trust REIT 350,668
90,152 RLJ Lodging Trust REIT 711,299
61,983 Service Properties Trust REIT 161,776
1,987 Summit Hotel Properties, Inc.
REIT 10,750
1,875 Xenia Hotels & Resorts, Inc.
REIT 22,050
1,885,596
Hotels, Restaurants & Leisure – 2.8%
16,367 BJ's Restaurants, Inc.* 560,734
2,135 Brinker International, Inc.* 318,222
15,230 Dine Brands Global, Inc. 354,402
9,010 Hilton Grand Vacations, Inc.* 337,064
49,445 International Game Technology
PLC 803,976
14,082 Life Time Group Holdings, Inc.* 425,276
497 Nathan's Famous, Inc. 47,898
12,615 Portillo's, Inc., Class A*
(a)
149,992
3,276 RCI Hospitality Holdings, Inc. 140,672
15,266 Red Rock Resorts, Inc., Class A 662,087
1,373 Shake Shack, Inc., Class A* 121,057
3,407 Target Hospitality Corp.* 22,418
3,943,798
Household Durables – 1.8%
7,493 Beazer Homes USA, Inc.* 152,782
337 Century Communities, Inc. 22,613
59,055 GoPro, Inc., Class A* 39,148
10,297 Green Brick Partners, Inc.* 600,418
10,341 LGI Homes, Inc.* 687,366
7,674 M/I Homes, Inc.* 876,217
2,042 Meritage Homes Corp. 144,737
2,523,281
Household Products – 0.0%
633 Central Garden & Pet Co., Class
A* 20,718
Independent Power and Renewable Electricity Producers – 0.1%
2,173 Ormat Technologies, Inc. 153,783
Industrial REITs – 0.7%
112,294 LXP Industrial Trust REIT 971,343
Insurance – 2.4%
25,742 Ambac Financial Group, Inc.* 225,243
13,015 AMERISAFE, Inc. 683,938
52,510 Fidelis Insurance Holdings Ltd.
(United Kingdom) 850,662
411 Goosehead Insurance, Inc.,
Class A 48,523
2,156 Horace Mann Educators Corp. 92,126
7,754 Lemonade, Inc.*
(a)
243,708
6,021 Mercury General Corp. 336,574
4,282 Selective Insurance Group, Inc. 391,974
17,713 Universal Insurance Holdings,
Inc. 419,798
3,292,546

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Interactive Media & Services – 0.8%
87,369 Bumble, Inc., Class A* $ 379,181
10,441 MediaAlpha, Inc., Class A* 96,475
2,198 QuinStreet, Inc.* 39,212
104,933 Vimeo, Inc.* 551,948
1,066,816
IT Services – 0.8%
12,159 Backblaze, Inc., Class A* 58,728
16,967 BigCommerce Holdings, Inc.,
Series 1* 97,730
16,432 DigitalOcean Holdings, Inc.* 548,664
59,269 Fastly, Inc., Class A* 375,173
11,015 Information Services Group, Inc. 43,069
1,123,364
Leisure Products – 0.9%
45,656 Peloton Interactive, Inc., Class
A* 288,546
40,196 Smith & Wesson Brands, Inc. 374,627
94,593 Topgolf Callaway Brands Corp.* 623,368
1,286,541
Life Sciences Tools & Services – 0.5%
52,026 Adaptive Biotechnologies Corp.* 386,553
4,279 BioLife Solutions, Inc.* 97,733
55,928 Cytek Biosciences, Inc.* 224,271
34,865 Pacific Biosciences of California,
Inc.*
(a)
41,141
749,698
Machinery – 3.0%
3,300 Atmus Filtration Technologies,
Inc. 121,209
2,290 Chart Industries, Inc.* 330,584
694 ESCO Technologies, Inc. 110,429
11,156 Federal Signal Corp. 820,524
6,430 Gencor Industries, Inc.* 78,189
1,192 Gorman-Rupp Co. (The) 41,839
21,906 Hillman Solutions Corp.* 192,554
16,132 Kennametal, Inc. 343,612
6,668 Manitowoc Co., Inc. (The)* 57,278
9,746 Miller Industries, Inc. 412,938
15,517 Mueller Industries, Inc. 1,181,464
505 Mueller Water Products, Inc.,
Class A 12,837
2,618 Omega Flex, Inc. 91,054
833 Park-Ohio Holdings Corp. 17,993
1,663 SPX Technologies, Inc.* 214,161
4,959 Twin Disc, Inc. 37,540
594 Watts Water Technologies, Inc.,
Class A 121,129
4,185,334
Marine Transportation – 0.7%
15,210 Costamare, Inc. (Monaco) 149,666
63,064 Golden Ocean Group Ltd.
(Norway)
(a)
503,251
82,268 Safe Bulkers, Inc. (Monaco) 303,569
956,486
Shares Description Value
aa
Common Stocks – (continued)
Media – 0.7%
50,042 Entravision Communications
Corp., Class A $ 105,088
33,724 EW Scripps Co. (The), Class A* 99,823
33,726 Gannett Co., Inc.* 97,468
105,148 Gray Media, Inc. 454,239
5,331 Thryv Holdings, Inc.* 68,290
16,783 Townsquare Media, Inc., Class A 136,614
961,522
Metals & Mining – 1.2%
4,826 Carpenter Technology Corp. 874,375
24,149 Coeur Mining, Inc.* 142,962
5,017 Constellium SE* 50,621
1,182 Materion Corp. 96,451
5,356 Olympic Steel, Inc. 168,821
4,527 Ryerson Holding Corp. 103,940
10,633 Worthington Steel, Inc. 269,334
1,706,504
Mortgage Real Estate Investment Trusts (REITs) – 1.0%
11,963 Angel Oak Mortgage REIT, Inc.
REIT 114,007
4,643 Arbor Realty Trust, Inc. REIT 54,555
11,270 ARMOUR Residential REIT,
Inc. REIT 192,717
39,485 BrightSpire Capital, Inc. REIT 219,537
14,981 MFA Financial, Inc. REIT 153,705
30,193 Orchid Island Capital, Inc. REIT 227,051
54,338 TPG RE Finance Trust, Inc.
REIT 442,855
1,404,427
Multi-Utilities – 0.7%
15,534 Black Hills Corp. 942,137
Office REITs – 0.1%
14,610 Easterly Government Properties,
Inc. REIT 154,866
Oil, Gas & Consumable Fuels – 3.2%
5,340 Comstock Resources, Inc.* 108,616
18,361 Delek US Holdings, Inc. 276,700
65,896 Diversified Energy Co. PLC 890,914
14,228 Golar LNG Ltd. (Cameroon) 540,522
7,718 Kosmos Energy Ltd. (Ghana)* 17,597
26,207 Murphy Oil Corp. 744,279
17,119 Nordic American Tankers Ltd. 42,113
24,606 Northern Oil & Gas, Inc. 743,839
2,525 PBF Energy, Inc., Class A 48,202
42,157 Ring Energy, Inc.* 48,481
1,993 Sable Offshore Corp.* 50,562
14,624 Scorpio Tankers, Inc. (Monaco) 549,570
19,868 SFL Corp. Ltd. (Norway) 162,918
1,415 SM Energy Co. 42,379
29,487 VAALCO Energy, Inc. 110,871
609 Vital Energy, Inc.* 12,923
4,390,486
Passenger Airlines – 0.8%
29,653 Frontier Group Holdings, Inc.*
(a)
128,694
17,105 Joby Aviation, Inc.*
(a)
102,972

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Passenger Airlines – (continued)
9,926 SkyWest, Inc.* $ 867,235
1,098,901
Personal Care Products – 0.4%
46,796 Herbalife Ltd.* 403,849
15,650 Nu Skin Enterprises, Inc., Class
A 113,619
517,468
Pharmaceuticals – 2.0%
9,923 Amneal Pharmaceuticals, Inc.* 83,155
14,626 Amphastar Pharmaceuticals,
Inc.* 424,008
3,579 Axsome Therapeutics, Inc.* 417,419
4,637 Collegium Pharmaceutical, Inc.* 138,414
9,265 Evolus, Inc.* 111,458
300 Ligand Pharmaceuticals, Inc.* 31,542
4,104 Phathom Pharmaceuticals, Inc.* 25,732
7,365 Phibro Animal Health Corp.,
Class A 157,316
8,194 Prestige Consumer Healthcare,
Inc.* 704,438
19,606 Supernus Pharmaceuticals, Inc.* 642,097
21,908 Xeris Biopharma Holdings, Inc.* 120,275
2,855,854
Professional Services – 2.4%
118,584 Alight, Inc., Class A 703,203
49,716 Conduent, Inc.* 134,233
455 CSG Systems International, Inc. 27,514
24,685 ExlService Holdings, Inc.* 1,165,379
12,326 Franklin Covey Co.* 340,444
679 ICF International, Inc. 57,695
4,943 Innodata, Inc.* 177,454
9,153 Legalzoom.com, Inc.* 78,807
4,697 NV5 Global, Inc.* 90,511
34,657 Planet Labs PBC* 117,141
5,959 TriNet Group, Inc. 472,191
8,352 TTEC Holdings, Inc. 27,478
3,392,050
Real Estate Management & Development – 0.8%
37,766 Compass, Inc., Class A* 329,697
13,782 FRP Holdings, Inc.* 393,752
37,820 Kennedy-Wilson Holdings, Inc. 328,278
2,044 RE/MAX Holdings, Inc., Class
A* 17,108
1,068,835
Residential REITs – 1.2%
18,853 Elme Communities REIT 328,042
20,060 NexPoint Residential Trust, Inc.
REIT 792,972
31,842 Veris Residential, Inc. REIT 538,767
1,659,781
Retail REITs – 0.8%
8,142 Kite Realty Group Trust REIT 182,136
5,516 Macerich Co. (The) REIT 94,710
17,293 Phillips Edison & Co., Inc. REIT 631,021
Shares Description Value
aa
Common Stocks – (continued)
Retail REITs – (continued)
4,097 Tanger, Inc. REIT $ 138,438
1,046,305
Semiconductors & Semiconductor Equipment – 1.2%
8,128 ACM Research, Inc., Class A* 189,707
1,426 Alpha & Omega Semiconductor
Ltd.* 35,450
4,196 Ambarella, Inc.* 211,185
8,686 Credo Technology Group
Holding Ltd.* 348,830
2,096 Ichor Holdings Ltd.* 47,390
2,124 Impinj, Inc.* 192,647
2,426 MaxLinear, Inc.* 26,346
4,179 Power Integrations, Inc. 211,039
1,477 Rigetti Computing, Inc.*
(a)
11,698
7,904 Semtech Corp.* 271,898
487 SiTime Corp.* 74,448
2,592 Ultra Clean Holdings, Inc.* 55,495
1,676,133
Software – 6.9%
14,045 ACI Worldwide, Inc.* 768,402
15,340 Alarm.com Holdings, Inc.* 853,671
14,033 Alkami Technology, Inc.* 368,366
5,591 AudioEye, Inc.* 62,060
6,311 BlackLine, Inc.* 305,579
13,421 Box, Inc., Class A* 414,172
9,894 C3.ai, Inc., Class A*
(a)
208,269
5,243 Cleanspark, Inc.* 35,233
13,825 Clear Secure, Inc., Class A 358,206
34,192 Clearwater Analytics Holdings,
Inc., Class A* 916,346
7,917 Commvault Systems, Inc.* 1,248,986
16,327 Consensus Cloud Solutions, Inc.* 376,827
48,076 Freshworks, Inc., Class A* 678,352
14,539 MARA Holdings, Inc.*
(a)
167,198
58,943 Olo, Inc., Class A* 356,016
1,586 Ooma, Inc.* 20,760
3,001 PagerDuty, Inc.* 54,828
1,004 PROS Holdings, Inc.* 19,106
455 Q2 Holdings, Inc.* 36,405
4,768 Red Violet, Inc. 179,229
7,291 Riot Platforms, Inc.* 51,912
28,411 Sapiens International Corp. NV
(Israel) 769,654
9,708 SoundHound AI, Inc., Class A*
(a)
78,829
1,537 SoundThinking, Inc.* 26,052
12,297 Varonis Systems, Inc.* 497,414
36,873 Verint Systems, Inc.* 658,183
2,506 Workiva, Inc.* 190,230
9,700,285
Specialized REITs – 0.3%
3,314 Gladstone Land Corp. REIT 34,863
93,498 Uniti Group, Inc. REIT 471,230
506,093
Specialty Retail – 2.5%
4,681 America's Car-Mart, Inc.* 212,471
4,902 Arko Corp. 19,363
3,007 Asbury Automotive Group, Inc.* 664,066

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
1,501 Boot Barn Holdings, Inc.* $ 161,252
19,432 EVgo, Inc.* 51,689
18,825 Haverty Furniture Cos., Inc. 371,229
15,695 Monro, Inc. 227,107
860 OneWater Marine, Inc., Class A* 13,915
16,720 RealReal, Inc. (The)* 90,121
6,523 Revolve Group, Inc.* 140,179
12,002 Sonic Automotive, Inc., Class A 683,634
30,532 Warby Parker, Inc., Class A* 556,598
18,751 Zumiez, Inc.* 279,202
3,470,826
Technology Hardware, Storage & Peripherals – 0.3%
9,215 Corsair Gaming, Inc.* 81,645
592 CPI Card Group, Inc.* 17,269
6,847 IonQ, Inc.*
(a)
151,113
12,172 Turtle Beach Corp.* 173,694
423,721
Textiles, Apparel & Luxury Goods – 0.2%
20,383 Movado Group, Inc. 340,804
Tobacco – 0.6%
695 Turning Point Brands, Inc. 41,311
14,733 Universal Corp. 825,784
867,095
Trading Companies & Distributors – 2.7%
32,148 Custom Truck One Source, Inc.* 135,664
36,838 DNOW, Inc.* 629,193
2,360 DXP Enterprises, Inc.* 194,134
11,483 FTAI Aviation Ltd. 1,274,957
7,089 Herc Holdings, Inc. 951,840
5,592 Rush Enterprises, Inc., Class A 298,669
7,290 Xometry, Inc., Class A* 181,667
3,666,124
Water Utilities – 0.8%
7,746 American States Water Co. 609,455
2,244 California Water Service Group 108,744
3,267 Consolidated Water Co. Ltd. 80,009
1,234 Global Water Resources, Inc. 12,723
3,257 Middlesex Water Co. 208,774
5,781 Pure Cycle Corp.* 60,527
1,080,232
Wireless Telecommunication Services – 0.7%
25,153 Spok Holdings, Inc. 413,515
14,981 Telephone and Data Systems,
Inc. 580,364
993,879
TOTAL COMMON STOCKS
(Cost $138,502,267)
136,310,607
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
860,140 4.259% $ 860,140
(Cost $860,140)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $139,362,407)
137,170,747
Shares x Value x
a
Securities Lending Reinvestment Vehicle – 1.6%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
2,236,815 4.259% 2,236,815
(Cost $2,236,815)
TOTAL INVESTMENTS – 99.9%
(Cost $141,599,222)
$ 139,407,562
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
180,761
NET ASSETS – 100.0%
$ 139,588,323
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST-SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
**End swaps header**
FUTURES CONTRACTS
— At March 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 23 06/20/25 $ 2,331,165 $ (73,827)

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 100.0%
Automobiles – 1.3%
17,762 Tesla, Inc.* $ 4,603,200
Biotechnology – 2.9%
18,045 AbbVie, Inc. 3,780,788
9,027 Alnylam Pharmaceuticals, Inc.* 2,437,471
3,893 Argenx SE ADR (Netherlands)* 2,304,131
14,207 Neurocrine Biosciences, Inc.* 1,571,294
10,093,684
Broadline Retail – 7.4%
133,743 Amazon.com, Inc.* 25,445,943
Capital Markets – 0.5%
3,647 S&P Global, Inc. 1,853,041
Chemicals – 1.6%
4,760 Air Products and Chemicals, Inc. 1,403,819
11,795 Sherwin-Williams Co. (The) 4,118,696
5,522,515
Commercial Services & Supplies – 0.6%
9,808 Waste Connections, Inc. 1,914,424
Construction Materials – 0.7%
4,817 Martin Marietta Materials, Inc. 2,303,152
Consumer Staples Distribution & Retail – 2.2%
7,915 Costco Wholesale Corp. 7,485,849
Electrical Equipment – 3.8%
12,408 AMETEK, Inc. 2,135,913
10,324 Eaton Corp. PLC 2,806,373
14,877 GE Vernova, Inc. 4,541,650
13,060 Rockwell Automation, Inc. 3,374,443
12,858,379
Entertainment – 3.6%
9,219 Netflix, Inc.* 8,596,994
7,004 Spotify Technology SA* 3,852,410
12,449,404
Financial Services – 4.2%
26,424 Mastercard, Inc., Class A 14,483,523
Ground Transportation – 0.8%
17,279 Old Dominion Freight Line, Inc. 2,858,811
Health Care Equipment & Supplies – 3.1%
15,869 Abbott Laboratories 2,105,023
44,387 Boston Scientific Corp.* 4,477,761
8,372 Intuitive Surgical, Inc.* 4,146,400
10,729,184
Hotels, Restaurants & Leisure – 2.0%
16,805 Cava Group, Inc.* 1,452,120
14,626 DoorDash, Inc., Class A* 2,673,194
8,065 McDonald's Corp. 2,519,264
6,644,578
Household Durables – 0.5%
14,454 Lennar Corp., Class A 1,659,030
Interactive Media & Services – 9.9%
63,917 Alphabet, Inc., Class A 9,884,125
40,041 Alphabet, Inc., Class C 6,255,605
Shares Description Value
aa
Common Stocks – (continued)
Interactive Media & Services – (continued)
30,537 Meta Platforms, Inc., Class A $ 17,600,306
33,740,036
IT Services – 1.5%
35,418 Snowflake, Inc., Class A* 5,176,695
Oil, Gas & Consumable Fuels – 1.8%
25,981 Cheniere Energy, Inc. 6,012,003
Pharmaceuticals – 3.8%
27,261 AstraZeneca PLC ADR (United
Kingdom) 2,003,684
13,465 Eli Lilly & Co. 11,120,878
13,124,562
Semiconductors & Semiconductor Equipment – 15.2%
64,408 Broadcom, Inc. 10,783,831
6,200 KLA Corp. 4,214,760
74,715 Marvell Technology, Inc. 4,600,203
22,120 Micron Technology, Inc. 1,922,007
281,032 NVIDIA Corp. 30,458,248
51,979,049
Software – 17.9%
19,085 AppLovin Corp., Class A* 5,056,952
12,442 Atlassian Corp., Class A* 2,640,317
7,725 Crowdstrike Holdings, Inc.,
Class A* 2,723,680
29,386 Datadog, Inc., Class A* 2,915,385
46,913 Dynatrace, Inc.* 2,211,948
2,651 HubSpot, Inc.* 1,514,490
101,409 Microsoft Corp. 38,067,925
17,318 Salesforce, Inc. 4,647,458
37,263 Samsara, Inc., Class A* 1,428,291
61,206,446
Specialized REITs – 0.1%
7,228 Millrose Properties, Inc. REIT* 191,614
Specialty Retail – 1.2%
10,263 Lowe’s Cos., Inc. 2,393,640
13,071 Ross Stores, Inc. 1,670,343
4,063,983
Technology Hardware, Storage & Peripherals – 13.4%
206,896 Apple, Inc. 45,957,808
TOTAL COMMON STOCKS
(Cost $145,447,145)
342,356,913

GOLDMAN SACHS VARIABLE INSURANCE TRUST-STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,795 4.259% $ 5,795
(Cost $5,795)
TOTAL INVESTMENTS – 100.0%
(Cost $145,452,940)
$ 342,362,708
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
131,544
NET ASSETS – 100.0%
$ 342,494,252
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.8%
Aerospace & Defense – 2.0%
15,799 General Dynamics Corp. $ 4,306,491
2,710 General Electric Co. 542,406
12,050 Howmet Aerospace, Inc. 1,563,247
3,847 Textron, Inc. 277,946
6,690,090
Air Freight & Logistics – 1.2%
37,728 United Parcel Service, Inc.,
Class B 4,149,703
Automobiles – 1.8%
24,488 Tesla, Inc.* 6,346,310
Banks – 3.1%
58,962 Citigroup, Inc. 4,185,712
2,330 Commerce Bancshares, Inc. 144,996
2,232 Cullen/Frost Bankers, Inc. 279,446
32,987 Huntington Bancshares, Inc. 495,135
6,462 JPMorgan Chase & Co. 1,585,129
22,911 PNC Financial Services Group,
Inc. (The) 4,027,067
1,743 Wells Fargo & Co. 125,130
10,842,615
Beverages – 2.3%
33,845 Coca-Cola Co. (The) 2,423,979
303 Coca-Cola Consolidated, Inc. 409,050
37,637 Monster Beverage Corp.* 2,202,517
18,841 PepsiCo, Inc. 2,825,020
7,860,566
Biotechnology – 2.0%
1,299 Amgen, Inc. 404,703
10,568 BioMarin Pharmaceutical, Inc.* 747,052
8,837 Gilead Sciences, Inc. 990,186
5,105 Natera, Inc.* 721,898
6,359 Regeneron Pharmaceuticals, Inc. 4,033,069
6,896,908
Broadline Retail – 4.7%
84,530 Amazon.com, Inc.* 16,082,678
Capital Markets – 3.5%
5,797 Ameriprise Financial, Inc. 2,806,386
17,149 CME Group, Inc. 4,549,458
39,729 Morgan Stanley 4,635,182
638 Stifel Financial Corp. 60,138
12,051,164
Chemicals – 2.3%
16,014 Ecolab, Inc. 4,059,869
8,572 Linde PLC 3,991,466
8,051,335
Commercial Services & Supplies – 1.6%
19,991 Cintas Corp. 4,108,750
5,648 Republic Services, Inc. 1,367,720
5,476,470
Communications Equipment – 1.1%
2,574 Arista Networks, Inc.* 199,433
61,029 Cisco Systems, Inc. 3,766,100
3,965,533
Shares Description Value
aa
Common Stocks – (continued)
Construction & Engineering – 0.2%
411 Comfort Systems USA, Inc. $ 132,478
4,947 MasTec, Inc.* 577,364
709,842
Construction Materials – 0.4%
6,461 Vulcan Materials Co. 1,507,351
Consumer Finance – 1.2%
23,569 Capital One Financial Corp. 4,225,922
Consumer Staples Distribution & Retail – 1.0%
1,352 Costco Wholesale Corp. 1,278,695
19,839 Sysco Corp. 1,488,719
11,379 US Foods Holding Corp.* 744,869
3,512,283
Diversified Consumer Services – 0.1%
1,846 Bright Horizons Family
Solutions, Inc.* 234,516
Diversified Telecommunication Services – 1.5%
114,057 Verizon Communications, Inc. 5,173,626
Electric Utilities – 1.4%
2,155 Constellation Energy Corp. 434,513
97,020 PG&E Corp. 1,666,804
19,708 PPL Corp. 711,656
26,764 Xcel Energy, Inc. 1,894,623
4,707,596
Electrical Equipment – 0.3%
5,167 AMETEK, Inc. 889,447
Electronic Equipment, Instruments & Components – 0.8%
46,814 Corning, Inc. 2,143,145
1,115 Teledyne Technologies, Inc.* 554,947
2,698,092
Energy Equipment & Services – 0.4%
40,559 Halliburton Co. 1,028,982
7,319 TechnipFMC PLC (United
Kingdom) 231,939
1,260,921
Entertainment – 1.9%
1,412 Netflix, Inc.* 1,316,732
729 ROBLOX Corp., Class A* 42,493
4,291 Roku, Inc.* 302,258
48,265 Walt Disney Co. (The) 4,763,756
6,425,239
Financial Services – 4.0%
1,745 Affirm Holdings, Inc.* 78,857
8,522 Berkshire Hathaway, Inc., Class
B* 4,538,647
5,426 Corebridge Financial, Inc. 171,299
5,857 Euronet Worldwide, Inc.* 625,820
20,933 Fiserv, Inc.* 4,622,634
5,535 Mastercard, Inc., Class A 3,033,844
1,623 Visa, Inc., Class A 568,796
13,639,897
Health Care Equipment & Supplies – 3.0%
20,568 Abbott Laboratories 2,728,345
20,341 Boston Scientific Corp.* 2,052,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
9,719 Intuitive Surgical, Inc.* $ 4,813,529
8,072 Medtronic PLC 725,350
10,319,224
Health Care Providers & Services – 3.1%
593 Cigna Group (The) 195,097
62,612 CVS Health Corp. 4,241,963
6,957 Encompass Health Corp. 704,605
3,489 HCA Healthcare, Inc. 1,205,624
3,956 UnitedHealth Group, Inc. 2,071,955
12,913 Universal Health Services, Inc.,
Class B 2,426,353
10,845,597
Health Care REITs – 1.2%
9,069 Healthpeak Properties, Inc. REIT 183,375
35,516 Ventas, Inc. REIT 2,442,080
8,775 Welltower, Inc. REIT 1,344,418
3,969,873
Hotel & Resort REITs – 0.1%
21,260 Park Hotels & Resorts, Inc. REIT 227,057
Hotels, Restaurants & Leisure – 2.1%
20,369 Airbnb, Inc., Class A* 2,433,281
952 Booking Holdings, Inc. 4,385,778
1,966 DoorDash, Inc., Class A* 359,326
7,178,385
Household Durables – 0.1%
1,124 Garmin Ltd. 244,054
Household Products – 2.0%
3,646 Colgate-Palmolive Co. 341,630
38,795 Procter & Gamble Co. (The) 6,611,444
6,953,074
Industrial REITs – 0.4%
13,105 Prologis, Inc. REIT 1,465,008
Insurance – 1.6%
4,967 Marsh & McLennan Cos., Inc. 1,212,097
1,442 Principal Financial Group, Inc. 121,661
15,993 Travelers Cos., Inc. (The) 4,229,509
5,563,267
Interactive Media & Services – 6.8%
14,836 Alphabet, Inc., Class A 2,294,239
66,876 Alphabet, Inc., Class C 10,448,038
18,623 Meta Platforms, Inc., Class A 10,733,552
23,475,829
IT Services – 0.5%
1,824 Gartner, Inc.* 765,606
6,414 GoDaddy, Inc., Class A* 1,155,418
1,921,024
Life Sciences Tools & Services – 1.1%
20,874 IQVIA Holdings, Inc.* 3,680,086
Machinery – 1.7%
6,408 Parker-Hannifin Corp. 3,895,103
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
10,460 Westinghouse Air Brake
Technologies Corp. $ 1,896,921
5,792,024
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
37,691 Annaly Capital Management,
Inc. REIT 765,504
Multi-Utilities – 0.2%
2,258 CMS Energy Corp. 169,598
454 Public Service Enterprise Group,
Inc. 37,364
4,772 Sempra 340,530
547,492
Oil, Gas & Consumable Fuels – 2.4%
35,491 Antero Resources Corp.* 1,435,256
16,451 ConocoPhillips 1,727,684
99,093 Kinder Morgan, Inc. 2,827,123
8,193 Marathon Petroleum Corp. 1,193,638
1,129 Phillips 66 139,409
14,432 Williams Cos., Inc. (The) 862,457
8,185,567
Passenger Airlines – 1.0%
19,505 Alaska Air Group, Inc.* 960,036
45,111 Delta Air Lines, Inc. 1,966,839
6,516 United Airlines Holdings, Inc.* 449,930
3,376,805
Pharmaceuticals – 2.4%
38,449 Elanco Animal Health, Inc.* 403,715
1,476 Eli Lilly & Co. 1,219,043
16,878 Merck & Co., Inc. 1,514,969
34,825 Pfizer, Inc. 882,465
25,970 Zoetis, Inc. 4,275,961
8,296,153
Professional Services – 1.4%
4,330 Broadridge Financial Solutions,
Inc. 1,049,852
15,905 Equifax, Inc. 3,873,822
4,923,674
Semiconductors & Semiconductor Equipment – 9.8%
46,575 Broadcom, Inc. 7,798,052
161,371 NVIDIA Corp. 17,489,389
23,684 QUALCOMM, Inc. 3,638,099
25,952 Texas Instruments, Inc. 4,663,575
33,589,115
Software – 9.1%
5,746 Adobe, Inc.* 2,203,763
8,874 Datadog, Inc., Class A* 880,390
914 Fair Isaac Corp.* 1,685,562
1,427 Fortinet, Inc.* 137,363
56,485 Microsoft Corp. 21,203,904
14,264 Salesforce, Inc. 3,827,887
1,572 ServiceNow, Inc.* 1,251,532
31,190,401
Specialized REITs – 0.7%
5,080 Digital Realty Trust, Inc. REIT 727,913

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – (continued)
6,036 Public Storage REIT $ 1,806,515
2,534,428
Specialty Retail – 1.0%
799 Carvana Co.* 167,055
434 Lithia Motors, Inc. 127,396
689 O'Reilly Automotive, Inc.* 987,048
2,504 Penske Automotive Group, Inc. 360,526
1,906 RH* 446,785
7,666 Williams-Sonoma, Inc. 1,211,995
3,300,805
Technology Hardware, Storage & Peripherals – 7.4%
114,969 Apple, Inc. 25,538,064
Textiles, Apparel & Luxury Goods – 0.5%
15,770 Birkenstock Holding PLC
(Germany)* 723,054
2,246 Lululemon Athletica, Inc.* 635,753
7,188 Skechers USA, Inc., Class A* 408,135
1,766,942
Shares Description Value
aa
Common Stocks – (continued)
Trading Companies & Distributors – 0.2%
1,055 Watsco, Inc. $ 536,256
TOTAL INVESTMENTS – 98.8%
(Cost $262,942,018)
$ 339,583,812
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
4,120,899
NET ASSETS – 100.0%
$ 343,704,711
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At March 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 9 06/20/25 $ 2,543,963 $ (35,236)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
March 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation
—
The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
—
Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:
(a)
International Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 33,375 $ 24,758 $ —
Asia 207,240 27,504,145 —
Europe 2,445,165 55,999,419 —
North America 2,036,534 8,003,364 —
Oceania 21,569 8,376,688 —
Investment Company 76 — —
Securities Lending Reinvestment Vehicle 1,533,200 — —
Total
$ 6,277,159 $ 99,908,374 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (39,113) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 6,630,139 $ — $ —
North America 256,798,541 — —
Investment Company 29,268 — —
Total
$ 263,457,948 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,011,829 $ — $ —
North America 52,426,943 — —
Investment Company 804,382 — —
Total
$ 54,243,154 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,808,709 $ — $ —
Europe 8,217,199 — —
North America 376,983,773 — —
Investment Company 2,842 — —
Total
$ 387,012,523 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 558,119 $ — $ —
Asia 1,443,558 — —
Europe 2,519,636 — —
North America 131,602,313 — —
South America 186,981 — —
Investment Company 860,140 — —
Securities Lending Reinvestment Vehicle 2,236,815 — —
Total
$ 139,407,562 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (73,827) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 4,307,815 $ — $ —
North America 338,049,098 — —
Investment Company 5,795 — —
Total
$ 342,362,708 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 954,993 $ — $ —
North America 338,628,819 — —
Investment Company — — —
Total
$ 339,583,812 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (35,236) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
D. Securities Lending
—
The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the
International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Equity Insights, Strategic Growth
and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman
Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The
Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’
loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Variable Insurance Trust Funds
Schedule of Investments
(continued)
March 31, 2025 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the
Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)